Annual Fund Operating Expenses - Xtrackers Russell 1000 Comprehensive Factor ETF - Xtrackers Russell 1000 Comprehensive Factor ETF	Dec. 18, 2020
Operating Expenses:
Management fee	0.17%
Other Expenses	none
Total annual fund operating expenses	0.17%